Net Investment Income Earned by Insurance Subsidiary Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Net Investment Income Earned By Insurance Subsidiary Investments [Abstract]
Interest income	$ 1,011	$ 1,290	$ 1,399
Net amortization of premium and accretion of discount	(330)	(406)	(322)
Gains on sale of investments	3,404	123	265
Losses on sale of investments	(24)	(28)	(73)
Other-than-temporary impairments	(143)		(232)
Investment expenses	(118)	(115)	(119)
Investment Income, Net, Total	$ 3,800	$ 864	$ 918